Other long-term assets - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value-added tax receivables	$ 5,859	$ 5,859
Proceeds from sale of receivables	$ 5,156
Loss on sale of assets (note 12)		$ 703	$ 32